Share-Based Payments - Composition of Share Based Payments Expense (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share rights granted in current year	$ 3,615,341
Performance rights granted in current year	15,034,334	$ 2,952,676	$ 78,362
Performance rights granted in prior years	265,293
Options granted in current year			113,199
Options granted in prior years	1,275,570	2,995,856	7,367,392
Total expense from share-based payment transactions	20,190,538	5,948,532	7,558,953
Payments of withholding tax - Performance rights	(3,426,420)
Exchange differences	(23,350)
Movement in share-based payments reserve	$ 16,740,768	$ 5,948,532	$ 7,558,953